Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Receivables
7.	Receivables

As of September 30, 2025, and December 31, 2024, receivables consisted of trade receivables of $271,492 and $5,276, respectively. As of September 30, 2025, and December 31, 2024, the Company recognized credit losses of $nil.

5.	Receivables

As of December 31, 2024 and 2023, receivables consisted of sales taxes receivable of $5,276 and $3,072, respectively. The Company records sales taxes receivable for recoverable sales taxes paid on eligible purchases in its Canadian subsidiary.